Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of contractual obligations
The following table summarizes our contractual obligations at December 31, 2016:

	Payments Due in the Year Ending December 31,
	Total	2017	2018	2019	2020	2021	Thereafter
	(In thousands)
Long-term debt	$3,390,000	$—	$—	$990,000	$—	$900,000	$1,500,000
Capital lease obligations	297,268	32,984	36,511	40,370	44,733	46,131	96,539
Interest on long-term debt and capital lease obligations	1,487,520	252,940	248,424	212,318	175,799	136,673	461,366
Satellite-related obligations	636,702	192,878	131,741	59,254	56,233	41,063	155,533
Operating lease obligations	65,017	26,775	8,773	6,950	6,685	6,007	9,827
Total	$5,876,507	$505,577	$425,449	$1,308,892	$283,450	$1,129,874	$2,223,265